Property, Plant and Equipment (Details) - Schedule of Depreciation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Depreciation Abstract
Administrative expense	$ 233,659	$ 173,215